COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES	Commitments and Contingencies
First Financial offers a variety of financial instruments including letters of credit and outstanding commitments to extend credit to assist clients in meeting their requirement for liquidity and credit enhancement. GAAP does not require these financial instruments to be recorded in the Consolidated Financial Statements.

First Financial utilizes the same credit policies in issuing commitments and conditional obligations as it does for credit instruments recorded on the Consolidated Balance Sheets. First Financial’s exposure to credit loss in the event of nonperformance by the counterparty was represented by the contractual amounts of those instruments. Effective January 1, 2020, First Financial adopted ASC 326, at which time First Financial estimated credit losses over the contractual period in which the Company is exposed to credit risk via a contractual obligation to extend credit, unless that obligation is unconditionally cancellable by the Company. The estimate includes consideration of the likelihood that funding will occur and an estimate of expected credit losses on commitments expected to be funded over its estimated useful life consistent with the Company's ACL methodology for loans and leases. Adjustments to the reserve for unfunded commitments are recorded in Provision for credit losses - unfunded commitments in the Consolidated Statements of Income. First Financial had $12.5 million of ACL for unfunded commitments recorded in Accrued interest and other liabilities on the Consolidated Balance Sheets as of December 31, 2020.

Prior to the adoption of ASC 326, First Financial maintained its reserve to absorb probable losses incurred in standby letters of credit and outstanding loan commitments. First Financial determined the adequacy of this reserve based upon an evaluation of the unfunded credit facilities, which included consideration of historical commitment utilization experience, credit risk ratings and historical loss rates, consistent with the Company's ALLL methodology at the time. First Financial had $0.6 million of reserves for unfunded commitments recorded in Accrued interest and other liabilities on the Consolidated Balance Sheets as of December 31, 2019.

Loan commitments. Loan commitments are agreements to extend credit to a client absent any violation of any condition established in the commitment agreement.  Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee.  Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements.  The amount of collateral obtained, if deemed necessary by First Financial upon extension of credit, is based on management’s credit evaluation of the client.  The collateral held varies, but may include securities, real estate, inventory, plant or equipment.  First Financial had commitments outstanding to extend credit, totaling $3.4 billion and $3.3 billion at December 31, 2020 and 2019, respectively. As of December 31, 2020, loan commitments with a fixed interest rate totaled $123.6 million while commitments with variable interest rates totaled $3.3 billion. At December 31, 2019, loan commitments with a fixed interest rate totaled $123.7 million while commitments with variable interest rates totaled $3.2 billion. The fixed rate loan commitments have interest rates ranging from 0.00% to 21.00% for both December 31, 2020 and 2019 and have maturities ranging from less than 1 year to 30.8 years for December 31, 2020 and less than 1 year to 31.6 years for December 31, 2019.

The following table presents First Financial's loan balances and contractual obligations to extend credit as of December 31, 2020.

(dollars in thousands)	Unfunded commitment	Loan balance
Commercial & industrial	$1,270,765	$3,007,509
Lease financing	0	72,987
Construction real estate	374,008	636,096
Commercial real estate-investor	139,754	3,244,540
Commercial real estate-owner	51,637	1,063,318
Residential real estate	28,895	1,003,086
Home equity	762,406	743,099
Installment	18,229	81,850
Credit card	207,365	48,485
Total	$2,853,059	$9,900,970

Letters of credit. Letters of credit are conditional commitments issued by First Financial to guarantee the performance of a client to a third party.  First Financial’s portfolio of letters of credit consists primarily of performance assurances made on behalf of clients who have a contractual commitment to produce or deliver goods or services.  The risk to First Financial arises from its obligation to make payment in the event of the client's contractual default to produce the contracted good or service to a third party.  First Financial has issued letters of credit aggregating $36.1 million and $33.4 million at December 31, 2020, and 2019, respectively. Management conducts regular reviews of these instruments on an individual client basis.

Investments in affordable housing projects. First Financial has made investments in certain qualified affordable housing tax credits that are accounted for under ASU 2014-01, Accounting for Investments in Affordable Housing Projects. These credits are an indirect federal subsidy that provide tax incentives to encourage investment in the development, acquisition and rehabilitation of affordable rental housing, and allow investors to claim tax credits and other tax benefits (such as deductions from taxable income for operating losses) on their federal income tax returns. The principal risk associated with qualified affordable housing investments is the potential for noncompliance with the tax code requirements, such as failure to rent property to qualified tenants, resulting in the unavailability or recapture of the tax credits and other tax benefits. Investments in affordable housing projects are accounted for under the proportional amortization method and are included in Accrued interest and other assets in the Consolidated Balance Sheets.

First Financial's affordable housing commitments totaled $47.5 million and $38.5 million as of December 31, 2020 and 2019, respectively. The Company recognized tax credits of $7.6 million, $6.2 million and $4.9 million related to its investments in affordable housing projects for the years ended December 31, 2020, 2019 and 2018, respectively. The Company recognized amortization expense which was included in income tax expense of $8.1 million, $6.9 million and $5.7 million for the years ended December 31, 2020, 2019 and 2018, respectively. First Financial had no affordable housing contingent commitments as of December 31, 2020 or December 31, 2019.

Investments in historic tax credits. First Financial has noncontrolling financial investments in private investment funds and partnerships which are not consolidated. These investments may generate a return through the realization of federal and state income tax credits, as well as other tax benefits, such as tax deductions from net operating losses of the investments over a period of time. Investments in historic tax credits are accounted for under the equity method of accounting and are included in Accrued interest and other assets on the Consolidated Balance Sheets. The Company’s recorded investment in these entities was approximately $3.6 million at December 31, 2020, and $3.1 million at December 31, 2019. The maximum exposure to loss related to these investments was $4.0 million at December 31, 2020 and $5.1 million at December 31, 2019, representing the Company’s investment balance and its unfunded commitments to invest additional amounts. Investments in historic tax credits resulted in $0.6 million, $3.5 million and $0.5 million of tax credits for the years ended December 31, 2020, 2019 and 2018, respectively.

Investments in renewable energy tax credits. During 2020, First Financial invested in a renewable energy project where it has noncontrolling interest which is not consolidated. This investment may generate a return through the realization of federal and state income tax credits, as well as other tax benefits, such as tax deductions from net operating losses of the investments over a period of time. Investments in renewable energy tax credits are accounted for under the equity method of accounting and are included in Accrued interest and other assets on the Consolidated Balance Sheets. The Company’s recorded investment in this project was approximately $5.2 million at December 31, 2020. The maximum exposure to loss related to this investment was $7.7 million, representing the Company’s investment balance and its unfunded commitments to invest additional amounts. The investment in renewable energy tax credits resulted in $4.8 million of tax credits for the year ended December 31, 2020.

Contingencies/Litigation. First Financial and its subsidiaries are engaged in various matters of litigation from time to time, and have a number of unresolved claims pending. Additionally, as part of the ordinary course of business, First Financial and its subsidiaries are parties to litigation involving claims to the ownership of funds in particular accounts, the collection of delinquent accounts, challenges to security interests in collateral and foreclosure interests, that is incidental to our regular business activities. While the ultimate liability with respect to these litigation matters and claims cannot be determined at this time, First Financial believes that damages, if any, and other amounts relating to pending matters are not probable or cannot be reasonably estimated as of December 31, 2020. Reserves are established for these various matters of litigation, when appropriate, under FASB ASC Topic 450, Contingencies, based in part upon the advice of legal counsel. First Financial had no reserves related to litigation matters as of December 31, 2020 or December 31, 2019.